Warrant Liabilities (Details) - Schedule of Inputs to the Models used to Determine the Fair Value of Class A Warrants	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Schedule of Inputs to the Models used to Determine the Fair Value of Class A Warrants [Line Items]
Risk-free rate (%)	4.20%		4.76%
Volatility (%)	63.00%		63.00%
Dividend yield (%)
Bottom of Range [Member]
Schedule of Inputs to the Models used to Determine the Fair Value of Class A Warrants [Line Items]
Risk-free rate (%)		3.49%	4.06%
Volatility (%)		60.00%	61.00%
Top of Range [Member]
Schedule of Inputs to the Models used to Determine the Fair Value of Class A Warrants [Line Items]
Risk-free rate (%)		3.87%	4.33%
Volatility (%)		62.00%	62.00%